9. RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Advance amount related party outstanding	$ 7,500	$ 7,500		$ 25,000
Management fee	10,539		30,000	15,000
Rent expenses			7,355	7,355
Management fees paid to officer and director	97,048	94,325	366,161	204,797
Accrued management fees	39,218		6,479
Chief Executive Officer [Member]
Advance to related parties	25,000		25,000
Director [Member]
Owe to the firm			479
Accrued management fees			$ 6,000